CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Assets
Cash	$ 221,985	¥ 1,541,241	¥ 362,461
Derivative assets	6,563	45,569	445
Available-for-sale investments	31,534	218,940	75,670
Deposits with clearing organizations	38,284	265,807	239,904
Equipment and leasehold improvements	5,415	37,594	18,315
Deferred tax assets	8,577	59,551	3,782
Goodwill	154,055	1,069,603
Commission receivable	15,771	109,497
Intangible assets	60,098	417,257
Other assets	22,298	154,822	79,180
Total assets	564,580	3,919,881	779,757
Liabilities and Shareholders' Equity
Derivative liabilities			14,336
Amount due to related parties			118,880
Income tax payable	20,891	145,049	23,385
Deferred tax liability	15,655	108,694
Accounts payable	2,200	15,274	3,645
Accrued employee benefits	33,325	231,376	76,503
Dividend payable			126,876
Other liabilities	14,909	103,507	52,535
Total liabilities	86,980	603,900	416,160
Ordinary shares (US$0.00001 par value; 3,000,000,000 shares authorized, 1,000,000,000 and 1,377,708,575 shares issued as of December 31, 2015 and 2016, respectively.)	13	90	65
Additional paid-in capital	322,163	2,236,778	257,098
Retained earnings	149,195	1,035,861	105,193
Accumulated other comprehensive income	6,328	43,937	1,241
Equity attributable to non-controlling interests	(99)	(685)
Total shareholders' equity	477,600	3,315,981	363,597
Commitments and contingencies
Total liabilities and shareholders' equity	$ 564,580	¥ 3,919,881	¥ 779,757